VALUED ADVISERS TRUST

225 Pictoria Dr.

Suite 450

Cincinnati, Ohio 45246

January 24, 2018

Securities & Exchange Commission

Division of Investment Management

450 5th Street, NW

Washington, DC 20549

Re: Valued Advisers Trust (“Registrant”) (SEC File Nos. 811-22208 and 333-151672)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the form of Prospectus and Statement of Additional Information with respect to the Sound Mind Investing Fund, the SMI Conservative Allocation Fund, the SMI Dynamic Allocation Fund, and the SMI 50/40/10 Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 273 to the Registration Statement, and (2) the text of Post-Effective Amendment No. 273 has been filed electronically.

If you have any questions or would like further information, please contact me at (513) 869-4300.

Sincerely,

/s/ Carol J. Highsmith

Carol J. Highsmith
Vice President